SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communication Services - 15.0%
Broadcasting - 0.3%
Paramount Skydance Corp. (a)	12,867	$189,145
		$–
Cable & Satellite - 1.9%
Charter Communications, Inc. - Class A (a)	1,237	328,523
Comcast Corp. - Class A	15,400	523,138
Sirius XM Holdings, Inc.	5,886	139,145
		990,806
Integrated Telecommunication Services - 3.2%
AT&T, Inc.	31,579	924,949
Verizon Communications, Inc.	16,306	721,214
		1,646,163
Interactive Home Entertainment - 0.5%
Electronic Arts, Inc.	1,471	252,938
		$–
Interactive Media & Services - 5.3%
Alphabet, Inc. - Class A	5,219	1,111,177
Alphabet, Inc. - Class C	5,177	1,105,445
Match Group, Inc.	4,045	151,040
Pinterest, Inc. - Class A (a)	5,096	186,666
Snap, Inc. - Class A (a)	26,868	191,838
		2,746,166
Movies & Entertainment - 2.4%
Roku, Inc. (a)	2,416	233,289
Walt Disney Co.	5,870	694,891
Warner Bros Discovery, Inc. (a)	26,441	307,773
		1,235,953
Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.	2,812	708,596
Total Communication Services		7,769,767

Consumer Discretionary - 11.7%
Apparel Retail - 0.4%
Abercrombie & Fitch Co. - Class A (a)	1,074	100,451
Urban Outfitters, Inc. (a)	1,466	98,340
		198,791
Apparel, Accessories & Luxury Goods - 0.4%
Tapestry, Inc.	1,931	196,615
		$–
Automobile Manufacturers - 2.2%
Ford Motor Co.	37,732	444,106
General Motors Co.	8,492	497,546

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Automobile Manufacturers - 2.2% (Continued)
Rivian Automotive, Inc. - Class A (a)	14,164	$192,205
		1,133,857
Automotive Parts & Equipment - 0.3%
BorgWarner, Inc.	3,453	147,650

Broadline Retail - 5.8%
Amazon.com, Inc. (a)	10,746	2,460,834
eBay, Inc.	4,342	393,429
Etsy, Inc. (a)	2,651	140,529
		2,994,792
Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	3,395	250,008

Education Services - 0.3%
Stride, Inc. (a)	1,012	165,148
		$–
Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	2,491	185,829

Hotels, Resorts & Cruise Lines - 0.7%
Expedia Group, Inc.	1,590	341,532
		$–
Household Appliances - 0.2%
Whirlpool Corp.	1,389	129,385

Leisure Products - 0.6%
Hasbro, Inc.	2,238	181,658
Mattel, Inc. (a)	7,552	138,202
		319,860
Total Consumer Discretionary		6,063,467

Consumer Staples - 2.4%
Brewers - 0.3%
Molson Coors Beverage Co. - Class B	2,937	148,289

Consumer Staples Merchandise Retail - 0.8%
Target Corp.	4,183	401,484
		$–
Food Retail - 1.0%
Albertsons Cos., Inc. - Class A	9,806	190,825
Kroger Co.	4,445	301,549
		492,374

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.3%
Tyson Foods, Inc. - Class A	3,143	$178,460
Total Consumer Staples		1,220,607

Energy - 0.4%
Oil & Gas Equipment & Services - 0.4%
Halliburton Co.	10,281	233,687

Financials - 7.1%
Commercial & Residential Mortgage Finance - 0.5%
Rocket Cos., Inc. - Class A	14,461	256,972

Consumer Finance - 1.9%
Ally Financial, Inc.	4,500	184,725
Capital One Financial Corp.	3,478	790,271
		974,996
Diversified Banks - 1.5%
Wells Fargo & Co.	9,487	779,642
		$–
Life & Health Insurance - 0.5%
Prudential Financial, Inc.	2,333	255,837

Property & Casualty Insurance - 0.9%
Allstate Corp.	1,712	348,306
First American Financial Corp.	1,929	127,314
		475,620
Transaction & Payment Processing Services - 1.8%
Block, Inc. (a)	5,606	446,462
PayPal Holdings, Inc. (a)	6,918	485,574
		932,036
Total Financials		3,675,103

Health Care - 15.4%
Biotechnology - 1.8%
Biogen, Inc. (a)	1,752	231,649
Exact Sciences Corp. (a)	3,705	175,691
Gilead Sciences, Inc.	4,503	508,704
		916,044
Health Care Distributors - 0.5%
Cardinal Health, Inc.	1,738	258,580
		$–
Health Care Equipment - 2.8%
Baxter International, Inc.	9,061	223,716

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Health Care Equipment - 2.8% (Continued)
Becton Dickinson & Co.	2,113	$407,767
Masimo Corp. (a)	674	94,164
Medtronic PLC	7,512	697,189
		1,422,836
Health Care Services - 2.8%
CVS Health Corp.	8,633	631,504
DaVita, Inc. (a)	1,119	154,154
Guardant Health, Inc. (a)	3,070	206,979
Labcorp Holdings, Inc.	957	266,036
Quest Diagnostics, Inc.	1,182	214,699
		1,473,372
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. - Class A (a)	475	141,493
Illumina, Inc. (a)	2,511	250,999
IQVIA Holdings, Inc. (a)	1,532	292,321
Revvity, Inc.	1,424	128,317
		813,130
Managed Health Care - 1.1%
Centene Corp. (a)	7,834	227,499
Humana, Inc.	1,125	341,618
		569,117
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	10,170	479,821
Elanco Animal Health, Inc. (a)	11,526	211,502
Jazz Pharmaceuticals PLC (a)	1,304	166,586
Merck & Co., Inc.	8,109	682,129
Pfizer, Inc.	29,461	729,454
Viatris, Inc.	22,406	236,383
		2,505,875
Total Health Care		7,958,954

Industrials - 17.8%
Aerospace & Defense - 6.4%
Boeing Co. (a)	2,966	696,061
General Dynamics Corp.	1,228	398,572
L3Harris Technologies, Inc.	1,491	413,931
Lockheed Martin Corp.	995	453,352
Northrop Grumman Corp.	839	495,044
RTX Corp.	4,333	687,214
Textron, Inc.	2,071	166,011
		3,310,185
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	1,309	141,621
		$–

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Air Freight & Logistics - 0.8%
FedEx Corp.	1,779	$411,074
		$–
Building Products - 0.6%
Johnson Controls International PLC	3,114	332,855

Construction & Engineering - 0.7%
AECOM	1,754	219,057
Fluor Corp. (a)	3,393	139,181
		358,238
Construction Machinery & Heavy Transportation Equipment - 0.9%
Cummins, Inc.	1,104	439,878
		$–
Data Processing & Outsourced Services - 0.3%
Genpact Ltd.	3,139	142,322

Electrical Components & Equipment - 0.5%
Rockwell Automation, Inc.	701	240,744
		$–
Industrial Conglomerates - 2.0%
3M Co.	2,775	431,596
Honeywell International, Inc.	2,851	625,794
		1,057,390
Industrial Machinery & Supplies & Components - 0.3%
Stanley Black & Decker, Inc.	2,409	178,965

Passenger Airlines - 2.5%
Alaska Air Group, Inc. (a)	2,308	144,896
American Airlines Group, Inc. (a)	14,942	199,775
Delta Air Lines, Inc.	5,576	344,485
Southwest Airlines Co.	6,159	202,631
United Airlines Holdings, Inc. (a)	3,849	404,145
		1,295,932
Passenger Ground Transportation - 0.5%
Avis Budget Group, Inc. (a)	626	99,052
Lyft, Inc. - Class A (a)	10,507	170,424
		269,476
Research & Consulting Services - 2.0%
Booz Allen Hamilton Holding Corp.	2,027	220,375
CACI International, Inc. - Class A (a)	414	198,604
Jacobs Solutions, Inc.	1,578	230,751
KBR, Inc.	1,922	96,984

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Research & Consulting Services - 2.0% (Continued)
Leidos Holdings, Inc.	1,564	$282,959
		1,029,673
Total Industrials		9,208,353

Information Technology - 26.2%(b)
Application Software - 4.6%
Docusign, Inc. (a)	3,215	246,462
Dropbox, Inc. - Class A (a)	6,595	191,651
Nutanix, Inc. - Class A (a)	2,649	178,039
Pegasystems, Inc.	3,273	177,429
Salesforce, Inc.	3,229	827,431
Unity Software, Inc. (a)	5,071	199,848
Workday, Inc. - Class A (a)	1,441	332,612
Zoom Communications, Inc. - Class A (a)	3,035	247,110
		2,400,582
Communications Equipment - 2.6%
Ciena Corp. (a)	2,482	233,233
Cisco Systems, Inc.	12,956	895,130
F5, Inc. (a)	649	203,228
		1,331,591
Electronic Components - 0.6%
Corning, Inc.	4,910	329,117

Electronic Equipment & Instruments - 1.0%
Itron, Inc. (a)	815	100,196
Trimble, Inc. (a)	2,604	210,455
Zebra Technologies Corp. - Class A (a)	642	203,572
		514,223
Electronic Manufacturing Services - 1.2%
Jabil, Inc.	1,164	238,422
TE Connectivity PLC	1,763	364,060
		602,482
Internet Services & Infrastructure - 1.2%
Akamai Technologies, Inc. (a)	2,386	188,804
Okta, Inc. (a)	2,409	223,483
Twilio, Inc. - Class A (a)	2,112	223,048
		635,335
IT Consulting & Other Services - 4.6%
Accenture PLC - Class A	2,875	747,414
Amdocs Ltd.	1,496	128,013
Cognizant Technology Solutions Corp. - Class A	5,257	379,818
International Business Machines Corp.	3,861	940,115

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 4.6% (Continued)
Kyndryl Holdings, Inc. (a)	6,353	$201,962
		2,397,322
Semiconductor Materials & Equipment - 0.2%
MKS, Inc.	1,026	106,027
		$–
Semiconductors - 5.4%
Intel Corp.	28,781	700,817
Micron Technology, Inc.	4,469	531,856
NXP Semiconductors NV	1,620	380,457
Qorvo, Inc. (a)	1,707	154,825
QUALCOMM, Inc.	5,314	854,119
Skyworks Solutions, Inc.	2,323	174,086
		2,796,160
Systems Software - 0.7%
Oracle Corp.	1,138	257,336
UiPath, Inc. - Class A (a)	9,760	108,531
		365,867
Technology Hardware, Storage & Peripherals - 4.1%
Dell Technologies, Inc. - Class C	4,256	519,870
Hewlett Packard Enterprise Co.	15,730	355,026
HP, Inc.	12,055	344,050
NetApp, Inc.	2,541	286,599
Pure Storage, Inc. - Class A (a)	3,060	237,487
Western Digital Corp.	4,368	350,925
		2,093,957
Total Information Technology		13,572,663

Materials - 2.3%
Commodity Chemicals - 0.4%
Dow, Inc.	8,275	203,813
		$–
Fertilizers & Agricultural Chemicals - 0.2%
FMC Corp.	2,694	105,335

Paper & Plastic Packaging Products & Materials - 0.4%
International Paper Co.	4,095	203,440
		$–
Specialty Chemicals - 1.1%
DuPont de Nemours, Inc.	2,988	229,837
Eastman Chemical Co.	2,244	157,843
PPG Industries, Inc.	1,843	204,997
		592,677

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.7% (CONTINUED)	Shares	Value
Steel - 0.2%
Cleveland-Cliffs, Inc. (a)	9,065	$97,449
Total Materials		1,202,714

Real Estate - 0.4%
Real Estate Services - 0.4%
Jones Lang LaSalle, Inc. (a)	698	213,288
TOTAL COMMON STOCKS (Cost $44,457,068)		51,118,603

RIGHTS - 0.0%(c)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	14,608	0
TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 4.22%(e)	341,457	341,457
TOTAL MONEY MARKET FUNDS (Cost $341,457)		341,457

TOTAL INVESTMENTS - 99.4% (Cost $44,798,525)		$51,460,060
Other Assets in Excess of Liabilities - 0.6%		292,816
TOTAL NET ASSETS - 100.0%		$51,752,876

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SPARKLINE ETFs

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Sparkline Intangible Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$51,118,603	$—	$—	$51,118,603
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	341,457	—	—	341,457
Total Investments	$51,460,060	$—	0(a)(b)	$51,460,060
(a) Amount is less than $0.50.

(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the respective fund.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.